Related party transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related party transactions (Details) [Line Items]
Borrowed amount from related party			$ 1,800,000
Approximately repaid amount			2,800,000
Borrowed amount			749,949
Gain on disposal (in Yuan Renminbi)	$ 5,941
Hong Kong Dewang Limited [Member]
Related party transactions (Details) [Line Items]
Loans amount			$ 6,481,700
Interest rate			4.75%	4.75%
Approximately loan amount			$ 678,000
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related party transactions (Details) [Line Items]
Lease expense	$ 44,230	$ 31,647	29,582
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Minimum [Member]
Related party transactions (Details) [Line Items]
Lease terms	2 years
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Maximum [Member]
Related party transactions (Details) [Line Items]
Lease terms	3 years
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related party transactions (Details) [Line Items]
Lease terms	31 months
Lease expense	$ 557,968	$ 378,652
Mr. Dong Hu [Member]
Related party transactions (Details) [Line Items]
Gain on disposal (in Yuan Renminbi) | ¥				¥ 500,000
Mr. Dong Hu [Member] | Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related party transactions (Details) [Line Items]
Borrowing amount			$ 562,000